INVESTMENT AND OTHER REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenue [abstract]
Investment income	$ 49	$ 24	$ 74	$ 47
Fee revenue	59	50	119	113
Dividend income	48	2	59	36
Interest income and other	9	10	19	20
Other	15	0	15	0
Investment and other revenue	$ 180	$ 86	$ 286	$ 216